ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Oct. 31, 2024
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	October 31, 2024	October 31, 2023
Accrued professional service fees	$537,315	$364,840
Insurance premiums payable	506,047	—
Expenses paid by employees on the Company’s behalf	332,571	—
Expenses paid by third parties on the Company’s behalf	178,339	—
Other	9,248	116,961
	$1,563,520	$481,801